5. MINERAL PROPERTY INTERESTS: Schedule of Morrison claims (Tables)	12 Months Ended
Jan. 31, 2020
Tables/Schedules
Schedule of Morrison claims
Morrison claims, Canada	2020	2019	2018

Balance, beginning and end of year	$4,832,500	$4,832,500	$4,832,500